Income Taxes (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 23, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Income Taxes.
Income tax benefit		$ 206,849	$ 0	$ 426,681	$ 0	$ 320,138
Federal Income Tax Rate				21.00%		21.00%
Provision for income taxes	$ 0